Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2024
Schedule of assumptions used in estimating fair value of convertible promissory notes and common stock warrant liabilities

To determine the fair value of the New Adagio Common Stock on inception, the Company used the following Level 3 inputs:

February 13, 2024
Base Share Price	$10.00
Adjusted per Share (1.2X Purchase Price Ratio)	$8.33
Adjusted Share price	$7.00
Probability of Closing	75.00%
Estimated fair value per Share at Closing	$5.25

To determine the fair value of the PIPE Warrants on inception, the Company used the following Level 3 inputs:

February 13, 2024
Base Share Price	$7.00
Strike price, as defined in Subscription Agreement	$10.00
Term (Months)	12.00
Average volatility rate	70.00%
Probability of Closing	75.00%
Estimated expected Warrant price	$1.21
Estimated fair value per Warrant at Closing (1.2x Coverage Ratio)	$1.45

CIK0001838821_ARYA Sciences Acquisition Corp IV
Schedule of assumptions used in estimating fair value of convertible promissory notes and common stock warrant liabilities

To determine the Fair Value of the New Adagio Common Stock on inception, the Company used the following Level 3 inputs:

February 13,
2024
Base Share Price	$10.00
Adjusted per Share (1.2X Purchase Price Ratio)	$8.33
Adjusted share price	$7.00
Probablility of Closing	75.00%
Estimated fair value per Share at Closing	$5.25

To determine the Fair Value of the PIPE Warrants on inception, the Company used the following Level 3 inputs:

February 13,
2024
Base Share Price	$7.00
Strike price, as defined in Subscription Agreement	$10.00
Term (Months)	12.00
Average volatility rate	70.00%
Probability of Closing	75.00%
Estimated expected Warrant price	$1.21
Estimated fair value per Warrant at Closing (1.2x Coverage Ratio)	$1.45

To determine the Fair Value of the Non-Redeeming Subscription Agreement Shares on inception, the Company used the following Level 3 inputs:

June 21,
2024
Base Share Price	$10.00
Adjusted per Share (1.2X Purchase Price Ratio)	$8.33
Adjusted share price	$7.08
Probability of Closing	95.00%
Estimated fair value per Share at Closing	$6.73

To determine the Fair Value of the Non-Redeeming Subscription Agreement Warrants on inception, the Company used the following Level 3 inputs:

June 21,
2024
Base Share Price	$10.00
Strike price, as defined in Subscription Agreement	$10.00
Term (Months)	12.00
Average volatility rate	70.00
Probability of Closing	95.00%
Estimated expected Warrant price	$1.25
Estimated fair value per Warrant at Closing (1.2x Coverage Ratio)	$1.19